Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 03, 2016	Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	CVS HEALTH CORP
Entity Central Index Key	0000064803
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 116,868,242,939
Entity Common Stock, Shares Outstanding		1,098,490,835
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY